INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX [Abstract]
INCOME TAX
NOTE 9. INCOME TAX
The income tax provision for the year ended December 31, 2021 and for the period from July 14, 2020 (inception) through December 31, 2020 consists of the following:
	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(243,698)	(49,253)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	243,698	49,253

Income tax provision	$—	$—
The Company’s net deferred tax assets is as follows:
	December 31, 2021	December 31, 2020
Deferred tax assets
Start-up Costs	$232,924	$30,269
Net operating loss carryforward	60,025	18,984
Total deferred tax assets	292,949	49,253
Valuation Allowance	(292,949)	(49,253)
Deferred tax assets, net of allowance	$—	$—
As of December 31, 2021 and 2020, the Company had approximately $195,400 and $90,400 of U.S. federal net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the change in valuation allowance was $243,698. For the period from July 14, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $49,253.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in FV of Warrant Liabilities	(25.9)%	(18.0)%
Transaction costs allocable to warrant liabilities	0.0%	(1.6)%
Compensation expense related to warrant liabilities	0.0%	(0.3)%
Valuation allowance	4.9%	(1.1)%
Income tax provision	0.0%	0.0%
The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities.